Filed electronically with the Securities and Exchange Commission on March 16, 2018

1933 Act File No. 002-21789

1940 Act File No. 811-01236

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	| X |

Pre-Effective Amendment No. ___	|__|
Post-Effective Amendment No. 149	| X |
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	| X |

Amendment No. 149

Deutsche Market Trust (Exact Name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY 10154 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 295-1000

John Millette Vice President and Secretary One International Place Boston, MA 02110 (Name and Address of Agent for Service)

Copy to: John S. Marten Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601

It is proposed that this filing will become effective (check appropriate box):

| X |	Immediately upon filing pursuant to paragraph (b)
|__|	On __________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On __________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On __________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

  Deutsche Global Income Builder Fund - Class A, Class T, Class C, Class R6, Institutional Class and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 7th day of March 2018.

DEUTSCHE MARKET TRUST

By: /s/Hepsen Uzcan

       Hepsen Uzcan*

       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/Hepsen Uzcan
Hepsen Uzcan*	President	March 7, 2018

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	March 7, 2018

/s/John W. Ballantine
John W. Ballantine*	Trustee	March 7, 2018

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Trustee	March 7, 2018

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Trustee	March 7, 2018

/s/Keith R. Fox
Keith R. Fox*	Chairperson and Trustee	March 7, 2018

/s/Paul K. Freeman
Paul K. Freeman*	Trustee	March 7, 2018

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Vice Chairperson and Trustee	March 7, 2018

/s/Richard J. Herring
Richard J. Herring*	Trustee	March 7, 2018

/s/William McClayton
William McClayton*	Trustee	March 7, 2018

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Trustee	March 7, 2018

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Trustee	March 7, 2018

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Trustee	March 7, 2018

*By:

/s/ Caroline Pearson

Caroline Pearson**

Chief Legal Officer

**	Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 147, as filed on December 22, 2017 to the Registration Statement and by reference to Post-Effective Amendment No. 116, as filed on August 20, 2014 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase